Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Comprehensive income
Net income/(loss)	SFr (7,306)	SFr (1,626)	SFr 2,666
Gains/(losses) on cash flow hedges	(1,222)	(301)	178
Foreign currency translation	(287)	795	(3,065)
Unrealized gains/(losses) on securities	(26)	0	(17)
Actuarial gains/(losses)	64	1,022	(37)
Net prior service cost	(153)	(91)	(148)
Gains/(losses) on liabilities related to credit risk	6,091	405	202
Other comprehensive income/(loss), net of tax	4,467	1,830	(2,887)
Comprehensive income/(loss)	(2,839)	204	(221)
Comprehensive income/(loss) attributable to noncontrolling interests	(22)	30	(9)
Comprehensive income/(loss) attributable to shareholders	(2,817)	174	(212)
Bank
Comprehensive income
Net income/(loss)	(7,304)	(1,029)	2,514
Gains/(losses) on cash flow hedges	(1,222)	(300)	177
Foreign currency translation	(263)	786	(3,014)
Unrealized gains/(losses) on securities	(26)	0	(17)
Actuarial gains/(losses)	(158)	30	(44)
Net prior service cost	(3)	5	(4)
Gains/(losses) on liabilities related to credit risk	5,956	387	151
Other comprehensive income/(loss), net of tax	4,284	908	(2,751)
Comprehensive income/(loss)	(3,020)	(121)	(237)
Comprehensive income/(loss) attributable to noncontrolling interests	(39)	(72)	(55)
Comprehensive income/(loss) attributable to shareholders	SFr (2,981)	SFr (49)	SFr (182)